Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Revenue attributed to geographic regions
During the years ended December 31, 2017 and 2016, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South Korea	South America	Canada	Other Asia	TOTAL
2017	$801,838	$608,668	$570,482	$347,896	$279,270	$167,436	$285,052	$3,060,642
2016	$518,499	$403,879	$359,476	$257,658	$179,287	$109,706	$169,924	$1,998,429
As at December 31, 2017 and 2016, the net book value of property, plant and equipment by country was as follows:

Property, plant and equipment	United States	Egypt	New Zealand	Trinidad	Canada	Chile	Other	TOTAL
2017	$1,412,394	$720,397	$265,153	$155,525	$148,420	$107,495	$188,942	$2,998,326
2016	$1,468,283	$742,446	$261,482	$176,256	$154,982	$108,065	$205,955	$3,117,469